Note 15 - Commitments - Weighted Average Remaining Lease Term and Discount Rate Information (Details)	Dec. 31, 2021
Weighted-average term (years), Operating Lease (Year)	5 years 10 months 24 days
Weighted-average term (years), Fiance Lease (Year)	14 years 7 months 6 days
Weighted-average discount rate), Operating Lease	1.80%
Weighted-average discount rate, Fiance Lease	2.60%